Impairment of long-term assets (Tables)	12 Months Ended
Dec. 31, 2025
Impairment of long-term assets
Schedule of impairments or reversals

Impairment reversal (loss) by segment	2025	2024	2023
Exploration and production	(325)	(480)	(2,741)
Refining and petrochemicals	—	1,265	1,482
Transport and logistics	346	127	(630)
Energy transmission and toll roads concessions	2	(45)	(209)
	23	867	(2,098)

Recognized in:
Property, plant, and equipment (Note 14)	255	1,262	206
Natural and environmental resources (Note 15)	(271)	(333)	(2,154)
Investment in associates and joint ventures (Note 13)	—	15	(8)
Right of use assets (Note 16)	26	(27)	(26)
Other non-current assets	13	(50)	(116)
	23	867	(2,098)

Schedule of breakdown of oilfields impairment losses or reversals

2025

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	2,534	3,991	391
Loss	3,209	2,493	(716)
			(325)

2024

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	3,109	6,131	880
Loss	3,739	2,364	(1,375)
			(495)

2023

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	9,815	18,113	364
Loss	10,048	6,951	(3,097)
			(2,733)

Schedule of refining and petrochemical segment

	Year ended December 31
	2025	2024	2023
Refinería de Cartagena	—	1,265	1,482
	—	1,265	1,482

2024

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	28,237	35,330	1,265
			1,265

2023

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	26,423	27,906	1,482
			1,482

Schedule of energy transmission and roads

	Year ended December 31
Cash–generating units	2025	2024	2023 (4)
Intangibles (1)	12	2	(13)
Property, plant and equipment (2)	(10)	(4)	(98)
Non-current assets held for sale (3)	—	(43)	(98)
	2	(45)	(209)
(1)	In 2025, an impairment recovery of $15 was recognized for ISA Bolivia as a result of the comprehensive strategy that improved the company’s projected net future cash flows. In 2024, an impairment of $27 was recognized on assets due to the impact of the Bolivian peso’s devaluation against the US dollar and the increase in country risk due to its macroeconomic situation. Additionally, InterNexa Colombia recognized an impairment of $3 on its offshore capacity rights as a consequence of market price erosion due to a substantial increase in supply (2024: $16).
(2)	During 2025, an impairment expense of $10 was incurred due to the cancellation of ISA’s Colombian Pipeline Connection to the Caucasia 110 kV Substation (CAUC) project. In 2024, Consorcio Transmantaro updated the carrying amount of the Yaros land, part of the Nueva Yanango project, and recognized an impairment recovery of $2.
(3)	During 2024, the effective sale of the stake in the net assets that InterNexa Participações and InterNexa Perú owned in InterNexa Brasil was carried out.
(4)	As of December 31, 2023, the impairment loss was allocated to non-current assets held for sale and subsequently to property, plant, and equipment and intangible assets based on their book values. An impairment of non-current assets in the energy transmission and toll roads concessions segment of $209 mainly due to: (i) impairment $85 in Consorcio Transmantaro due to lower fair market value in Yaros project, (ii) impairment of $86 in Internexa Brazil and $13 in Intenexa Argentina, considering the update of the business plan that reflected a decrease in revenues and operating margins.

Investment in joint ventures
Impairment of long-term assets
Schedule of breakdown of oilfields impairment losses or reversals

	Year ended December 31
	2025	2024	2023
Equion Energía Limited	—	15	(8)
	—	15	(8)

Exploration and Production
Impairment of long-term assets
Schedule of breakdown of oilfields impairment losses or reversals

	2025	2024	2023
Oilfields	(325)	(495)	(2,733)
Investment in joint ventures	—	15	(8)
	(325)	(480)	(2,741)